NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Denominator:
Weighted average number of ordinary shares outstanding, basic	120,457,573	120,457,573	118,240,414	100,652,055
Plus incremental weighted average ordinary shares from assumed vesting of restricted share units using the treasury stock method	1,799,265	1,799,265	696,668
Weighted average number of ordinary shares outstanding, diluted	122,256,838	122,256,838	118,937,082	100,652,055
Basic income per share | (per share)	$ 1.7503	¥ 11.3881	¥ 9.4418	¥ 2.7356
Diluted income per share | (per share)	$ 1.7246	¥ 11.2205	¥ 9.3865	¥ 2.7356
RSUs
Denominator:
Excluded from the computation of diluted earnings per common share (in shares)	0	0	0	0